Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment		$ 234	$ 7,800
Less: accumulated depreciation		(230)	(6,418)
Property and equipment, net		4	1,382
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			782
Building And Residential Rental Properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			1,168
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			2,607
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		234	1,697
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			305
Building And Lease hold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			$ 1,241